Fair Value Measurements (Schedule Of Available For Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 12,976	$ 12,552
Gross unrealized gains	106,220	65,214
Fair value	119,196	77,766
Available-for sale [Member]
Cost	5,207	7,786
Gross unrealized gains	106,220	65,214
Fair value	111,427	73,000
Other cost investments [Member]
Cost	7,769	4,766
Fair value	$ 7,769	$ 4,766